Transactions with Related Parties, Steamship Shipbroking Enterprises Inc. (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Nov. 29, 2021
Transactions with Related Parties [Abstract]
Equity method investment		$ 1,645,000	$ 0
Due to related parties		474,000	410,000
Related Party [Member] | Steamship [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonus		230,000
Due to related parties		462,000	410,000
Related Party [Member] | Steamship [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonus		230,000	185,000
Related Party [Member] | Steamship [Member] | Insurance and Administrative Management Fees [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	12,000	$ 150,000	141,000
Related Party [Member] | Steamship [Member] | Insurance-Related Services [Member]
Transactions with Related Parties [Abstract]
Monthly management fee per vessel employed or available for employment				$ 500
Monthly management fee per vessel laid-up and not available for employment				250
Minimum period vessel is laid-up and not available for employment		15 days
Notice period to terminate agreement		3 months
Related Party [Member] | Steamship [Member] | Administrative Services [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement		30 days
Monthly fee				$ 10,000
Term of agreement		12 months
Renewal term of agreement		12 months
Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Transactions with Related Parties [Abstract]
Percentage fee on hire agreed per charter party for each vessel				2.50%
Monthly fee			150,000	$ 95,000
Term of agreement		12 months
Renewal term of agreement		1 year
Fees charged by related party	178,000	$ 2,266,000	1,614,000
Equity method investment		150,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	145,000	1,800,000	1,140,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 33,000	$ 466,000	$ 474,000